UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09845

                     OPPENHEIMER EMERGING TECHNOLOGIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

           Date of reporting period: MAY 1, 2005 THROUGH JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.4%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--1.7%
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Ctrip.com International Ltd., ADR                                            24,000       $  1,329,720
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
GSI Commerce, Inc. 1                                                         65,300          1,221,763
-------------------------------------------------------------------------------------------------------
MEDIA--0.0%
Focus Media Holding Ltd., ADR 1                                               4,300             82,904
FINANCIALS--0.8%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Harris & Harris Group, Inc. 1                                                94,200          1,271,700
HEALTH CARE--2.0%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Martek Biosciences Corp. 1                                                   24,900          1,085,391
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Gen-Probe, Inc. 1                                                            17,500            771,575
-------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                               28,000          1,099,280
                                                                                          -------------
                                                                                             1,870,855
INDUSTRIALS--1.9%
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.9%
Energy Conversion Devices, Inc. 1                                            71,400          1,784,286
-------------------------------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1                                            15,000            355,479
-------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                                                      96,700            681,735
                                                                                          -------------
                                                                                             2,821,500
INFORMATION TECHNOLOGY--84.7%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--13.9%
Airspan Networks, Inc. 1                                                     96,800            534,336
-------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                       116,600          2,232,890
-------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                  69,700          1,762,713
-------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                             152,900          2,912,745
-------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                          58,900          2,484,402
-------------------------------------------------------------------------------------------------------
Ixia 1                                                                      104,800          2,068,752
-------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                  142,400          2,271,280
-------------------------------------------------------------------------------------------------------
Orckit Communications Ltd. 1                                                 40,000            970,000
-------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                           116,200          1,407,182
-------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                               78,700          3,107,863
-------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                                             63,600          1,389,660
                                                                                          -------------
                                                                                            21,141,823
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--9.9%
Apple Computer, Inc. 1                                                       95,700          4,081,605
-------------------------------------------------------------------------------------------------------
Avid Technology, Inc. 1                                                      21,800            897,070
-------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                 65,900          2,666,973
-------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                 158,900          2,175,341
-------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                                                38,100          1,268,349
-------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1                                         64,000          1,654,400
-------------------------------------------------------------------------------------------------------
Seagate Technology                                                           74,400          1,441,128
-------------------------------------------------------------------------------------------------------


1               |               Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
Synaptics, Inc. 1                                                            52,700       $    835,295
                                                                                          -------------
                                                                                            15,020,161
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
Brightpoint, Inc. 1                                                          12,800            310,400
-------------------------------------------------------------------------------------------------------
Xyratex Ltd. 1                                                              128,900          2,159,075
                                                                                          -------------
                                                                                             2,469,475
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--15.1%
Aladdin Knowledge Systems Ltd. 1                                            148,200          2,846,922
-------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                        78,200          3,126,045
-------------------------------------------------------------------------------------------------------
Equinix, Inc. 1                                                              28,700          1,273,419
-------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                        13,300          3,827,208
-------------------------------------------------------------------------------------------------------
Marchex, Inc., Cl. B 1                                                      110,800          1,820,444
-------------------------------------------------------------------------------------------------------
Netease.com, Inc., ADR 1                                                     23,900          1,406,037
-------------------------------------------------------------------------------------------------------
Openwave Systems, Inc. 1                                                    122,700          2,276,085
-------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                            122,300          3,217,713
-------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                               92,500          3,083,950
                                                                                          -------------
                                                                                            22,877,823
-------------------------------------------------------------------------------------------------------
IT SERVICES--1.7%
Cognizant Technology Solutions Corp. 1                                       39,100          1,919,028
-------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1                                    53,600            627,120
                                                                                          -------------
                                                                                             2,546,148
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--22.8%
Altera Corp. 1                                                               70,000          1,530,900
-------------------------------------------------------------------------------------------------------
ATI Technologies, Inc. 1                                                    136,100          1,713,499
-------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                      54,600          2,335,242
-------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                   48,100          1,183,741
-------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                             80,000            941,600
-------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                     9,600            186,048
-------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                        176,800          2,043,808
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                                  44,500          1,207,730
-------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                      77,300          3,003,878
-------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                              40,000          1,747,600
-------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                              72,100          3,018,827
-------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                            50,000            849,500
-------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                   56,400          1,752,348
-------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                           122,700          2,619,645
-------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                                    125,600            722,200
-------------------------------------------------------------------------------------------------------
PLX Technology, Inc. 1                                                      100,000            909,000
-------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc. 1                                                          191,600          1,883,428
-------------------------------------------------------------------------------------------------------
PortalPlayer, Inc. 1                                                         50,000          1,200,000
-------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                       151,400          1,789,548
-------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                                                  187,500          1,374,375
-------------------------------------------------------------------------------------------------------


2               |               Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Trident Microsystems, Inc. 1                                                 80,900       $  2,640,576
                                                                                          -------------
                                                                                            34,653,493
-------------------------------------------------------------------------------------------------------
SOFTWARE--19.7%
Adobe Systems, Inc.                                                          85,500          2,534,220
-------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                               90,600          3,097,614
-------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                      19,400          1,117,440
-------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                   35,000          1,647,100
-------------------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                               15,000            705,000
-------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                              121,800          3,824,520
-------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                                  87,600          3,448,812
-------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                       73,000          3,135,350
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                             118,300          3,029,663
-------------------------------------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd., ADR 1                                 81,300          2,659,315
-------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                  128,100          2,189,229
-------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1                                                     125,400          2,446,554
                                                                                          -------------
                                                                                            29,834,817
TELECOMMUNICATION SERVICES--5.3%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
NeuStar, Inc., Cl. A 1                                                       25,700            719,600
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.8%
America Movil SA de CV, Series L                                             99,000          2,203,740
-------------------------------------------------------------------------------------------------------
JAMDAT Mobile, Inc. 1                                                        35,900          1,027,458
-------------------------------------------------------------------------------------------------------
SBA Communications Corp. 1                                                  103,800          1,722,042
-------------------------------------------------------------------------------------------------------
SpectraSite, Inc. 1                                                          28,300          2,312,110
                                                                                          -------------
                                                                                             7,265,350
                                                                                          -------------
Total Common Stocks (Cost $121,138,261)                                                    146,212,523
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D 1,2,3                        166,836                 46
-------------------------------------------------------------------------------------------------------
BroadBand Office, Inc., Cv., Series C 1,2                                    52,909                 --
-------------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc.:                                   463,822                 --
Cv., Series D 1,2
Cv., Series Z 1,2                                                            37,491                 --
-------------------------------------------------------------------------------------------------------
MicroPhotonix Integration Corp., Cv., Series C 1,2,3                        316,691                 --
-------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C 1,2                                          387,138              6,659
-------------------------------------------------------------------------------------------------------
Questia Media, Inc., Cv., Series B 1,2                                      258,859              6,857
                                                                                          -------------
Total Preferred Stocks (Cost $13,917,063)                                                       13,562


3               |               Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.4%
-------------------------------------------------------------------------------------------------------
Undivided interest of 1.07% in joint repurchase agreement
(Principal Amount/Value $765,696,000, with a maturity value of
$765,904,652) with UBS Warburg LLC, 3.27%, dated 7/29/05, to be repurchased at $8,167,225 on 8/1/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/35, with a value of
$782,601,759  (Cost $8,165,000)                                         $ 8,165,000          8,165,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $143,220,324)                               101.8%       154,391,085
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (1.8)        (2,697,298)
                                                                        -------------------------------
Net Assets                                                                    100.0%      $151,693,787
                                                                        ===============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of July 31, 2005 was $13,562, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of July 31, 2005 amounts to $46. Transactions during the period in which the issuer was an affiliate are as follows:

                             SHARES                                      SHARES
                        OCTOBER 31,         GROSS          GROSS       JULY 31,
                               2004     ADDITIONS     REDUCTIONS           2005
-------------------------------------------------------------------------------
Axsun Technologies,
Inc., Cv.,
Series C                    685,519            --        685,519             --
Blaze Network
Products, Inc.,
8% Cv., Series D            166,836            --             --        166,836
MicroPhotonix
Integration Corp.,
Cv., Series C               316,691            --             --        316,691

                                                        DIVIDEND       REALIZED
                                            VALUE         INCOME           LOSS
-------------------------------------------------------------------------------
Axsun Technologies,
Inc., Cv.,
Series C                               $       --     $       --    $ 7,588,695
Blaze Network
Products, Inc.,
8% Cv., Series D                               46             --             --
MicroPhotonix
Integration Corp.,
Cv., Series C                                  --             --             --
                                       ----------------------------------------
                                       $       46     $       --    $ 7,588,695
                                       ========================================


4               |               Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $145,873,833
                                              =============

Gross unrealized appreciation                 $ 24,884,381
Gross unrealized depreciation                  (16,367,129)
                                              -------------
Net unrealized appreciation                   $  8,517,252
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or


5               |               Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES As of July 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its


6               |               Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                              ACQUISITION                     VALUATION AS OF        UNREALIZED
SECURITY                                            DATES             COST      JULY 31, 2005      DEPRECIATION
---------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv.,
Series D                                         10/17/00      $ 1,067,750            $    46       $ 1,067,704
BroadBand Office, Inc., Cv., Series C             8/28/00          999,980                 --           999,980
Centerpoint Broadband Technologies, Inc.,
Cv., Series D                                    10/23/00        5,000,001                 --         5,000,001
Centerpoint Broadband Technologies, Inc.,
Cv., Series Z                                     5/26/00          999,999                 --           999,999
MicroPhotonix Integration Corp., Cv.,
Series C                                           7/6/00        1,999,999                 --         1,999,999
Multiplex, Inc., Cv., Series C                     2/9/01        2,849,336              6,659         2,842,677
Questia Media, Inc., Cv., Series B                8/18/00          999,998              6,857           993,141
                                                               ------------------------------------------------
                                                               $13,917,063            $13,562       $13,903,501
                                                               ================================================


7               |               Oppenheimer Emerging Technologies Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Technologies Fund


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005


By:
       /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  September 13, 2005